Accounting information and policies (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of principal foreign exchange rates used in the translation of financial statements
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2022, expressed in US dollars and euros per £1, were as follows:

	2022	2021	2020
US dollar
Income statement and cash flows(1)	1.33	1.35	1.26
Assets and liabilities(2)	1.21	1.39	1.23
Euro
Income statement and cash flows(1)	1.18	1.13	1.14
Assets and liabilities(2)	1.16	1.17	1.09
(1)    Weighted average rates
(2) Closing rates
Disclosure Of Venezuelan Operations Explanatory1
The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2022 and 30 June 2021 and with the amounts that would have resulted if the official reference exchange rate had been applied:

	Year ended 30 June 2022		Year ended 30 June 2021
	At estimated exchange rate	At official reference exchange rate	At estimated exchange rate(1)	At official reference exchange rate(1)
	759 VES/£	7 VES/£	237 VES/£	4 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	15	—	4
Operating (loss)/profit	(1)	(1)	(1)	11
Other finance income - hyperinflation adjustment	1	157	2	122
Net cash (outflow)/inflow from operating activities	—	(5)	—	9
Net assets	41	4,606	38	2,016
1)    Prior year rates have been restated to reflect the Central Bank of Venezuela's decision to cut six zeros from the bolivar currency from 1 October 2021.
Sterling amounts presented at the official reference exchange rate are results of simple mathematical conversion.